RELATED PARTY INFORMATION (Tables)	3 Months Ended
Mar. 31, 2020
Related Party Transactions [Abstract]
Summary of Related Party Transactions
These transactions with FCA are reflected in the Company’s condensed consolidated financial statements as follows:

	Three Months Ended March 31,
	2020	2019
	(in millions)
Net sales	$130	$160
Cost of goods sold	$57	$113
Selling, general and administrative expenses	$24	$33

	March 31, 2020	December 31, 2019
	(in millions)
Trade receivables	$4	$4
Trade payables	$55	$83
These transactions primarily affected revenues, finance and interest income, cost of goods sold, trade receivables and payables and are presented as follows:

	Three Months Ended March 31,
	2020	2019
	(in millions)
Net sales	$164	$251
Cost of goods sold	$92	$106

	March 31, 2020	December 31, 2019
	(in millions)
Trade receivables	$95	$121
Trade payables	$90	$70